Inventories - Summary of Inventories (Detail) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Inventories [Abstract]
Raw materials, components, consumables and manufacturing work in progress	kr 16,873	kr 11,584
Finished products	14,376	11,207
Contract work in progress	14,597	12,373
Inventories, net	kr 45,846	kr 35,164